Subsequent Events (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 04, 2023	Jul. 28, 2022	Dec. 31, 2022	Mar. 14, 2023	Dec. 31, 2021
Class A Common Stock
Subsequent Events
Common stock, shares authorized			600,000,000		600,000,000
Common stock shares issued			174,459,956		171,613,049
Class B Common Stock
Subsequent Events
Common stock, shares authorized			27,000,000		27,000,000
Common stock shares issued			26,426,937		26,426,937
Employee Severance
Subsequent Events
Reduction in force (as a percent)		10.00%
Employee severance and benefits costs			$ 1,790
Subsequent event | Class A Common Stock
Subsequent Events
Common stock shares issued				164,862,472
Subsequent event | Class A Common Stock | Maximum
Subsequent Events
Common stock, shares authorized				600,000,000
Subsequent event | Class A Common Stock | Minimum
Subsequent Events
Common stock, shares authorized				200,000,000
Subsequent event | Class B Common Stock
Subsequent Events
Common stock shares issued				26,426,937
Subsequent event | Class B Common Stock | Maximum
Subsequent Events
Common stock, shares authorized				27,000,000
Subsequent event | Class B Common Stock | Minimum
Subsequent Events
Common stock, shares authorized				20,000,000
Subsequent event | Employee Severance
Subsequent Events
Reduction in force (as a percent)	25.00%
Employee severance and benefits costs	$ 5,000